Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (5,590)	$ (5,311)	$ (4,345)
Other comprehensive (loss) income before reclassifications	367	(310)	(1,039)
Amounts reclassified from OCI	1,248	61	67
Total other comprehensive income (loss) income	1,615	(249)	(972)
Less: Amounts attributable to noncontrolling interests	27	(6)	(15)
Balance at the end of the period	(4,002)	(5,590)	(5,311)
Accumulated Other Comprehensive Loss [Member] | Adoption of an accounting standard update
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period		(36)
Balance at the end of the period			(36)
Accumulated Other Comprehensive Loss [Member] | Cumulative effect of changes in accounting principles
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period			(9)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3,450)	(3,324)	(2,693)
Other comprehensive (loss) income before reclassifications	498	(130)	(627)
Amounts reclassified from OCI	519	(2)	(19)
Total other comprehensive income (loss) income	1,017	(132)	(646)
Less: Amounts attributable to noncontrolling interests	27	(6)	(15)
Balance at the end of the period	(2,460)	(3,450)	(3,324)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	10	(4)	8
Other comprehensive (loss) income before reclassifications	24	14	(4)
Amounts reclassified from OCI	(17)	0	1
Total other comprehensive income (loss) income	7	14	(3)
Balance at the end of the period	17	10	(4)
Unrealized gains (losses) on available-for-sale securities | Cumulative effect of changes in accounting principles
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period			(9)
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,145)	(1,967)	(1,672)
Other comprehensive (loss) income before reclassifications	(157)	(214)	(359)
Amounts reclassified from OCI	746	72	64
Total other comprehensive income (loss) income	589	(142)	(295)
Balance at the end of the period	(1,556)	(2,145)	(1,967)
Pension and other post-retirement plan adjustments | Adoption of an accounting standard update
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period		(36)
Balance at the end of the period			(36)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(5)	(16)	12
Other comprehensive (loss) income before reclassifications	2	20	(49)
Amounts reclassified from OCI	0	(9)	21
Total other comprehensive income (loss) income	2	11	(28)
Balance at the end of the period	$ (3)	$ (5)	$ (16)